Stock-based compensation - Employee Stock Option Activity (Details) - Stock options	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Shares
At January 1 | shares	1,563,467	3,957,362
Granted | shares	0
Exercised | shares	(428,770)	(1,850,957)
Forfeited | shares	0	(542,938)
At December 31 | shares	1,134,697	1,563,467
Average price
At January 1 | $ / shares		$ 13.17
Granted | $ / shares		13.73
Exercised | $ / shares	$ 13.1	13.06
Forfeited | $ / shares	0	$ 13.37
At December 31 | $ / shares	$ 13.3